Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Summary of financial position of the Bank’s defined benefit pension plans and the Bank’s post-retirement medical benefits
The following table presents the financial position of the Bank’s defined benefit pension plans and the Bank’s post-retirement medical benefit plan, which is unfunded. The Bank measures the benefit obligations and plan assets annually on each December 31 and therefore, the most recent measurement date is December 31, 2021.

The 2021 net actuarial gain recognized in the defined benefit plans is largely due to an increase in discount rates as well as an update to census data used to value the benefit obligation and actual returns on investments being higher than expected. This was partially offset by a change in the mortality tables applied in 2021.

	December 31, 2021		December 31, 2020		December 31, 2019
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Accumulated benefit obligation at end of year	157,478	125,968	179,018	128,167	168,791	110,347

Change in projected benefit obligation
Projected benefit obligation at beginning of year	179,018	128,167	168,791	110,347	148,966	117,203
Service cost	—	82	43	66	—	58
Interest cost	2,729	2,594	3,957	3,270	5,034	4,741
Benefits paid	(9,050)	(3,712)	(7,412)	(4,069)	(7,546)	(4,010)
Prior service cost	403	—	48	—	—	—
Plan amendment	—	—	—	—	—	2,369
Settlement and curtailment of liability	(5,906)	—	(7,505)	—	(2,549)	—
Actuarial (gain) loss	(9,093)	(1,163)	18,326	18,553	21,950	(10,014)
Foreign exchange translation adjustment	(623)	—	2,770	—	2,936	—
Projected benefit obligation at end of year	157,478	125,968	179,018	128,167	168,791	110,347

Change in plan assets
Fair value of plan assets at beginning of year	182,516	—	175,400	—	154,151	—
Actual return on plan assets	10,265	—	14,945	—	25,225	—
Employer contribution	1,680	3,712	2,917	4,069	2,605	4,010
Plan settlement	(5,625)		(5,903)	—	(2,043)	—
Benefits paid	(9,050)	(3,712)	(7,412)	(4,069)	(7,546)	(4,010)
Foreign exchange translation adjustment	(761)	—	2,569	—	3,008	—
Fair value of plan assets at end of year	179,025	—	182,516	—	175,400	—

Amounts recognized in the consolidated balance sheets consist of:
Prepaid benefit cost included in other assets	21,809	—	6,610	—	6,609	—
Accrued pension benefit cost included in employee benefit plans liability	(262)	(125,968)	(3,112)	(128,167)	—	(110,347)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	21,547	(125,968)	3,498	(128,167)	6,609	(110,347)

Schedule of amounts recognized in accumulated other comprehensive loss

		Year ended
		December 31, 2021		December 31, 2020		December 31, 2019
		Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial gain (loss), excluding deferred taxes		(55,809)	(18,371)	(73,506)	(21,213)	(67,118)	(2,660)
Net prior service credit (cost)		(591)	(7,342)	(226)	(7,866)	(190)	(8,390)
Deferred income taxes assets (liabilities)		—	—	1,477	—	996	—
Net amount recognized in accumulated other comprehensive loss		(56,400)	(25,713)	(72,255)	(29,079)	(66,312)	(11,050)

Annual Benefit Expense
Expense component	Line item in the consolidated statements of operations
Service cost	Salaries and other employee benefits	58	82	97	66	—	58
Interest cost	Non-service employee benefits expense	2,729	2,594	3,960	3,270	5,034	4,741
Expected return on plan assets	Non-service employee benefits expense	(6,437)	N/A	(7,547)	N/A	(7,563)	—
Amortization of net actuarial (gains) losses	Non-service employee benefits expense	2,766	1,679	2,412	—	2,197	272
Amortization of prior service (credit) loss	Non-service employee benefits expense	(25)	524	21	524	20	376
(Gain) loss on settlement	Net other gains (losses)/Non-service employee benefits expense	1,679	—	1,326	—	572	—
Defined benefit (income) expense		770	4,879	269	3,860	260	5,447
Defined contribution expense		8,259	—	8,933	—	8,340	—
Total benefit (income) expense		9,029	4,879	9,202	3,860	8,600	5,447
The components of benefit expense (income) other than the service cost component are included in the line item non-service employee benefits expense in the consolidated statements of operations.

Other Changes Recognized in Other Comprehensive Income (Loss)
Net gain (loss) arising during the year		14,772	1,163	(8,363)	(18,553)	(3,472)	10,014
Prior service credit (cost) arising during the year		(399)	—	(47)	—	—	(2,369)
Amortization of net actuarial (gains) losses		2,766	1,679	2,412	—	2,407	272
Amortization of prior service (credit) cost		(25)	524	20	524	19	376
Change in deferred taxes		(1,462)	—	456	—	149	—
Foreign exchange adjustment		203	—	(421)	—	(523)	—
Total changes recognized in other comprehensive income (loss)		15,855	3,366	(5,943)	(18,029)	(1,420)	8,293

Schedule of actuarial assumptions
Actuarial Assumptions

	Year ended
	December 31, 2021		December 31, 2020		December 31, 2019
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Actuarial assumptions used to determine annual benefit expense
Weighted average discount rate	1.90%	2.53%	2.65%	3.38%	3.65%	4.40%
Weighted average rate of compensation increases [1]	2.20%	N/A	2.30%	N/A	2.50%	N/A
Weighted average expected long-term rate of return on plan assets	3.65%	N/A	4.60%	N/A	5.00%	N/A
Weighted average annual medical cost increase rate	N/A	7.2% to 4.5% in 2040	N/A	7.3% to 4.5% in 2040	N/A	7.5% to 4.5% in 2035

Actuarial assumptions used to determine benefit obligations at end of year
Weighted average discount rate	2.30%	2.88%	1.90%	2.53%	2.65%	3.38%
Weighted average rate of compensation increases [1]	3.00%	N/A	2.20%	N/A	2.30%	N/A
Weighted average annual medical cost increase rate	N/A	7.0% to 4.5% in 2040	N/A	7.2% to 4.5% in 2040	N/A	7.3% to 4.5% in 2040
[1] Only the UK subsidiary plan is impacted by potential future compensation increases.

Schedule of allocation of plan assets

	December 31, 2021		December 31, 2020
Weighted average actual and target asset allocations of the pension plans by asset category	Actual allocation	Target allocation	Actual allocation	Target allocation
Debt securities (including debt mutual funds)	39%	32%	37%	30%
Equity securities (including equity mutual funds)	51%	53%	50%	52%
Other	10%	15%	13%	18%
Total	100%	100%	100%	100%
The following table presents the fair value of the plans' assets by category and level of inputs used in their respective fair value determination as described in "Note 2: Significant accounting policies", except the level 3 security, for which the valuation determination is described following the below table:

	December 31, 2021				December 31, 2020
	Fair value determination				Fair value determination
	Level 1	Level 2	Level 3	Total fair value	Level 1	Level 2	Level 3	Total fair value
US government and federal agencies	—	23,040	—	23,040	—	21,566	—	21,566
Non-US governments debt securities	—	1,090	—	1,090	—	1,132	—	1,132
Corporate debt securities	—	45,596	—	45,596	—	45,871	—	45,871
Equity securities and mutual funds	1,111	90,193	—	91,304	925	90,574	—	91,499
Other	180	431	17,384	17,995	727	226	21,495	22,448
Total fair value of plans' assets	1,291	160,350	17,384	179,025	1,652	159,369	21,495	182,516

Schedule of expected benefit payments
Estimated 2022 Bank contribution to and estimated benefit payments for the next ten years under the pension and post-retirement medical benefit plans are as follows:

	Pension plans	Post- retirement medical benefit plan
Estimated Bank contributions for the full year ending December 31, 2022	—	4,798
Estimated benefit payments by year:
2022	7,500	4,798
2023	7,300	5,044
2024	7,200	5,286
2025	7,400	5,536
2026	7,100	5,786
2027-2031	37,400	31,614